Components of accumulated other comprehensive loss Schedule of analysis of the accumulated other comprehensive loss income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balances at the beginning	$ (145,309)	$ (149,210)
Comprehensive income of the year	(533)	4,060
Expense income tax deferred	394	(159)	$ (136)
Benefit income tax deferred	(394)	159	136
Net balances at the end	(145,448)	(145,309)	(149,210)
Remeasurements of employee benefits
Balances at the beginning	(547)	(721)
Comprehensive income of the year	(107)	253
Expense income tax deferred	32	(79)
Benefit income tax deferred	(32)	79
Net balances at the end	(622)	(547)	(721)
Derivative and non-derivative financial instruments
Balances at the beginning	(109)	(365)
Comprehensive income of the year	(1,175)	336
Expense income tax deferred	362	(80)
Benefit income tax deferred	(362)	80
Net balances at the end	(922)	(109)	(365)
Exchange differences on the translation of foreign
Balances at the beginning	(144,653)	(148,124)
Comprehensive income of the year	749	3,471
Net balances at the end	$ (143,904)	$ (144,653)	$ (148,124)